Note 16 - General and Administration Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of General and Administrative Expenses [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Salary and employee benefits	$1,225	$(37)	$1,486	$282
Professional fees	1,609	212	2,431	458
Rent and maintenance	2	7	8	72
Travel expenses	26	-	57	25
Other	130	1	201	42
Total	$2,992	$183	$4,183	$879

	December 31
	2023	2022

Salary and employee benefits	$512	$418
Professional fees	1,252	724
Rent and maintenance	91	233
Travel expenses	56	72
Bad debts	1	(2)
Other	284	97
Total	$2,196	$1,542